Long-Term Debt (Details 2) - USD ($) $ in Thousands			1 Months Ended			7 Months Ended	12 Months Ended
	Jan. 07, 2015	Dec. 23, 2014	Jan. 31, 2011	Dec. 31, 2010	Aug. 31, 2010	Mar. 04, 2011	Dec. 31, 2015	Dec. 31, 2014	Jan. 24, 2011
Long-Term Debt
Amendment fee paid	$ 700	$ 4,300
Bank agreement
Long-Term Debt
Percentage of amendment fee paid and deferred			40.00%		20.00%
Remaining percentage of amendment fee, which is due for payment on December 31, 2014								40.00%
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)						0.25%
Previously Existing Credit Facilities
Long-Term Debt
Amendment fee as a percentage of outstanding commitments					0.50%
Amendment fee accrued under other long-term liabilities					$ 12,500
January 2011 Credit Facility
Long-Term Debt
Variable rate basis							LIBOR
Interest rate added to variable rate basis (as a percent)							1.85%
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)							0.75%
January 2011 Credit Facility | LIBOR
Long-Term Debt
Interest rate added to variable rate basis (as a percent)							1.85%
The Export-Import Bank of Korea & ABN Amro | Previously Existing Credit Facilities
Long-Term Debt
Increase in interest rate margin (as a percent)							0.50%
Sinosure CEXIM-Citi-ABN Amro Credit Facility
Long-Term Debt
Variable rate basis							LIBOR
Interest rate added to variable rate basis (as a percent)							2.85%
Amendment fee accrued under other long-term liabilities					$ 4,380
Amendment fee paid			$ 3,160	$ 1,220
Previously Existing Credit Facilities Except for KEXIM and KEXIM-ABN Amro
Long-Term Debt
New debt financing subject to bank agreement									$ 425,000